Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Health care cost trend rate
One percent increase	$ 0.00	$ 0.00	$ 0.00
One percent decrease	$ 0.00	$ 0.00	$ 0.00
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.97%	4.07%	5.07%
Expected return on plan assets	7.50%	7.50%	8.00%
Rate of compensation increase	4.02%	4.08%	4.05%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.93%	3.10%	4.30%
Expected return on plan assets	1.50%	1.50%	2.25%
Prior to Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	7.50%	8.00%	8.00%
After Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	7.50%	8.00%	12.00%